Restatement of Previously Issued Consolidated Financial Statements - Restated Consolidated Statements of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 8,251,340	$ 8,188,990	$ 8,054,926
Costs and expenses:
Direct costs	6,075,746	5,818,061	5,706,187
Selling, general and administrative	780,139	728,348	768,559
Depreciation and amortization	382,996	488,500	585,950
Transaction and integration related	25,269	29,574	44,176
Restructuring charges	79,069	92,123	45,390
Total costs and expenses	7,808,494	7,156,606	7,150,262
Income from operations	442,846	1,032,384	904,664
Interest income	7,109	8,609	5,014
Interest expense	(197,490)	(237,237)	(336,699)
Income before income tax expense	252,465	803,756	572,979
Income tax expense	(23,126)	(64,630)	(18,388)
Income before share of losses from equity method investments	229,339	739,126	554,591
Loss on equity method investments	0	0	383
Net income	$ 229,339	$ 739,126	$ 554,208
Net income per ordinary share:
Basic (USD per share)	$ 2.92	$ 8.96	$ 6.75
Diluted (USD per share)	$ 2.90	$ 8.90	$ 6.70
Weighted average number of ordinary shares outstanding:
Basic (in shares)	78,423,675	82,482,764	82,101,813
Diluted (in shares)	78,965,385	83,032,424	82,717,640
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		$ 8,281,676	$ 8,120,176
Costs and expenses:
Direct costs		5,845,319	5,719,949
Selling, general and administrative		728,348	768,559
Depreciation and amortization		488,500	585,950
Transaction and integration related		29,574	44,176
Restructuring charges		92,123	45,390
Total costs and expenses		7,183,864	7,164,024
Income from operations		1,097,812	956,152
Interest income		8,609	5,014
Interest expense		(237,237)	(336,699)
Income before income tax expense		869,184	624,467
Income tax expense		(77,710)	(11,749)
Income before share of losses from equity method investments		791,474	612,718
Loss on equity method investments		0	383
Net income		$ 791,474	$ 612,335
Net income per ordinary share:
Basic (USD per share)		$ 9.60	$ 7.46
Diluted (USD per share)		$ 9.53	$ 7.40
Weighted average number of ordinary shares outstanding:
Basic (in shares)		82,482,764	82,101,813
Diluted (in shares)		83,032,424	82,717,640
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		$ (92,686)	$ (65,250)
Costs and expenses:
Direct costs		(27,258)	(13,762)
Selling, general and administrative		0	0
Depreciation and amortization		0	0
Transaction and integration related		0	0
Restructuring charges		0	0
Total costs and expenses		(27,258)	(13,762)
Income from operations		(65,428)	(51,488)
Interest income		0	0
Interest expense		0	0
Income before income tax expense		(65,428)	(51,488)
Income tax expense		13,080	(6,639)
Income before share of losses from equity method investments		(52,348)	(58,127)
Loss on equity method investments		0	0
Net income		$ (52,348)	$ (58,127)
Net income per ordinary share:
Basic (USD per share)
Diluted (USD per share)
Weighted average number of ordinary shares outstanding:
Basic (in shares)
Diluted (in shares)